Leases - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Leases [Abstract]
2014	$ 26,009
2015	24,875
2016	21,041
2017	17,804
2018	14,931
And thereafter	19,109
Gross lease payments	123,769
Less: non-cancelable subtenant receipts	(1,711)
Net lease payments	$ 122,058